Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
In October 2025, the Company announced entry into a purchase and sale agreement with Berkshire Hathaway Inc. to sell all of the issued and outstanding equity interests in Occidental Chemical Corporation, a Texas corporation, and its consolidated subsidiaries (OxyChem). The sale was completed on January 2, 2026 (MEP Effective Date). Beginning on the MEP Effective Date, the Plan became a multiple-employer plan within the meaning of Code section 413(c). OxyChem was a participating subsidiary prior to the MEP Effective Date and continued to participate in the Plan after the MEP Effective Date.

Effective on and after the MEP Effective Date, participants employed by OxyChem no longer receive employer matching contributions in the form of Occidental common stock. Employer matching contributions for OxyChem participants are invested in the Plan's qualified default investment alternative.

OxyChem's participation in the Plan will cease no later than December 31, 2026. As soon as administratively practicable after this date the OxyChem participants' account balances in the Plan will be transferred out of the Plan to a 401(k) plan sponsored by OxyChem.